Cover Page	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	S-4/A
Entity Registrant Name	Ares Acquisition Corporation
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001829432
Amendment Flag	false